Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Schedule of accounts and notes receivable, net
	June 30, 2019	June 30, 2018

Accounts receivable	$58,129,493	$62,610,943
Notes receivable	72,814	3,292
Less: Allowance for doubtful accounts	(21,191,849)	(19,291,772)
Total accounts and notes receivable, net	$37,010,458	$43,322,463

Schedule of allowance for doubtful accounts
	Year ended June 30, 2019	Year ended June 30, 2018

Beginning balance	$19,291,772	$15,827,348
Provision for doubtful accounts	2,601,781	3,145,087
Less: write-off	-	-
Exchange rate effect	(701,704)	319,336
Ending balance	$21,191,849	$19,291,772